Report of Directors Financial Review Risk Report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - USD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 3,117,161	$ 2,923,319
Off-balance sheet commitments	360,260	334,622
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,486,661	2,350,371
Off-balance sheet commitments	360,529	334,934
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,593)	(4,618)
Off-balance sheet commitments	(269)	(312)
– loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	257,845	242,211
– loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	257,845	242,211
– loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Loans And Advances To Customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	988,399	930,658
Loans And Advances To Banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	108,462	102,039
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	182,089	153,973
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,706,154	2,507,370
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,194)	(10,197)
Financial assets at amortised cost, category | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	999,091	940,373
Financial assets at amortised cost, category | Loans And Advances To Customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10,692)	(9,715)
Financial assets at amortised cost, category | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	108,469	102,052
Financial assets at amortised cost, category | Loans And Advances To Banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7)	(13)
Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	890,326	828,580
Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(129)	(92)
Financial assets at amortised cost, category | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	158,644	131,825
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,575,821	2,365,477
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,438)	(1,296)
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	893,433	824,420
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,201)	(1,078)
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	108,336	101,852
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4)	(9)
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	888,491	826,621
Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(76)	(64)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	104,578	117,824
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,445)	(2,679)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	80,936	93,248
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,318)	(2,546)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	132	198
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(2)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,651	1,806
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11)	(5)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25,418	23,976
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,235)	(6,171)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,389	22,615
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,097)	(6,040)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	2
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	(2)
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	184	153
Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(42)	(23)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	337	93
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(76)	(51)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	333	90
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(76)	(51)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	383,568	346,124
Financial assets measured at fair value through other comprehensive income, category | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(30)	(54)
Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	153,426	136,892
Strong | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	105,985	96,952
Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	114,621	109,296
Good | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	81,431	76,340
Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	87,332	82,958
Satisfactory | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	67,475	65,619
Sub-standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,053	4,518
Sub-standard | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,702	2,847
Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,097	1,270
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	707,902	635,988
Financial assets and off-balance sheet loan commitments	2,694,960	2,497,173
IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	708,268	636,365
Financial assets and off-balance sheet loan commitments	2,706,154	2,507,370
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(366)	(377)
Financial assets and off-balance sheet loan commitments	(11,194)	(10,197)
IFRS 9 | – loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	690,477	619,019
IFRS 9 | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	690,792	619,367
IFRS 9 | – loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(315)	(348)
IFRS 9 | – financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,425	16,969
IFRS 9 | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,476	16,998
IFRS 9 | – financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(51)	(29)
IFRS 9 | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	890,326
IFRS 9 | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(129)
IFRS 9 | – stage 1 | Financial instruments not credit-impaired | – loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	669,499	597,094
IFRS 9 | – stage 1 | Financial instruments not credit-impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	669,648	597,231
IFRS 9 | – stage 1 | Financial instruments not credit-impaired | – loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(149)	(137)
IFRS 9 | – stage 1 | Financial instruments not credit-impaired | – financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	15,905	15,345
IFRS 9 | – stage 1 | Financial instruments not credit-impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	15,913	15,353
IFRS 9 | – stage 1 | Financial instruments not credit-impaired | – financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(8)	(8)
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	20,391	21,054
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	20,488	21,175
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(97)	(121)
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,354	1,392
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,371	1,397
IFRS 9 | Lifetime expected credit losses | Financial instruments not credit-impaired | – financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(17)	(5)
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired | – loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	583	868
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	652	958
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired | – loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(69)	(90)
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired | – financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	166	232
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	192	248
IFRS 9 | Lifetime expected credit losses | Financial instruments credit-impaired | – financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(26)	(16)
IFRS 9 | Lifetime expected credit losses | – POCI | – loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4	3
IFRS 9 | Lifetime expected credit losses | – POCI | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4	3
IFRS 9 | Lifetime expected credit losses | – POCI | – loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | – POCI | – financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | – POCI | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | – POCI | – financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Financial assets at amortised cost, category | Loans And Advances To Customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	988,399	930,658
IFRS 9 | Financial assets at amortised cost, category | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	999,091	940,373
IFRS 9 | Financial assets at amortised cost, category | Loans And Advances To Customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10,692)	(9,715)
IFRS 9 | Financial assets at amortised cost, category | Loans And Advances To Banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	108,462	102,039
IFRS 9 | Financial assets at amortised cost, category | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	108,469	102,052
IFRS 9 | Financial assets at amortised cost, category | Loans And Advances To Banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7)	(13)
IFRS 9 | Financial assets at amortised cost, category | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	890,197	828,488
IFRS 9 | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	890,326	828,580
IFRS 9 | Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(129)	(92)
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	892,232	823,342
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	893,433	824,420
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,201)	(1,078)
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	108,332	101,843
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	108,336	101,852
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4)	(9)
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	888,415	826,557
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	888,491	826,621
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(76)	(64)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	78,618	90,702
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	80,936	93,248
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,318)	(2,546)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	130	196
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	132	198
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(2)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,640	1,801
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,651	1,806
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11)	(5)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,292	16,575
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,389	22,615
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,097)	(6,040)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	2
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	(2)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	142	130
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	184	153
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(42)	(23)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	257	39
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	333	90
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Customers | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(76)	(51)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Banks | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	386,370	353,855
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	386,400	353,909
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(30)	(54)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	386,370	353,855
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	386,400	353,909
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(30)	(54)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	385,476	352,971
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	385,504	353,002
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(28)	(31)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	894	884
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	896	907
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(23)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	449,176	407,485
Financial assets and off-balance sheet loan commitments	1,838,884	1,717,942
IFRS 9 | Strong | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	441,740	400,120
IFRS 9 | Strong | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,436	7,365
IFRS 9 | Strong | – stage 1 | Financial instruments not credit-impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	437,973	398,779
IFRS 9 | Strong | – stage 1 | Financial instruments not credit-impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,430	7,352
IFRS 9 | Strong | Lifetime expected credit losses | Financial instruments not credit-impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,767	1,341
IFRS 9 | Strong | Lifetime expected credit losses | Financial instruments not credit-impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6	13
IFRS 9 | Strong | Lifetime expected credit losses | Financial instruments credit-impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | Financial instruments credit-impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | – POCI | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | – POCI | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	545,487	515,266
IFRS 9 | Strong | Financial assets at amortised cost, category | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	97,524	92,621
IFRS 9 | Strong | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	746,697	702,570
IFRS 9 | Strong | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	540,253	498,415
IFRS 9 | Strong | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	97,426	92,528
IFRS 9 | Strong | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	746,536	702,373
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,234	16,851
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	98	93
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	161	197
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	375,950	336,313
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	375,950	336,313
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	375,894	336,264
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	56	49
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	151,068	135,659
Financial assets and off-balance sheet loan commitments	467,312	418,694
IFRS 9 | Good | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	146,923	131,396
IFRS 9 | Good | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,145	4,263
IFRS 9 | Good | – stage 1 | Financial instruments not credit-impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	143,849	125,956
IFRS 9 | Good | – stage 1 | Financial instruments not credit-impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,040	4,192
IFRS 9 | Good | Lifetime expected credit losses | Financial instruments not credit-impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,074	5,440
IFRS 9 | Good | Lifetime expected credit losses | Financial instruments not credit-impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	105	71
IFRS 9 | Good | Lifetime expected credit losses | Financial instruments credit-impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | Financial instruments credit-impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | – POCI | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | – POCI | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	215,781	193,080
IFRS 9 | Good | Financial assets at amortised cost, category | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,222	4,255
IFRS 9 | Good | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	94,241	85,700
IFRS 9 | Good | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	194,680	170,420
IFRS 9 | Good | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,215	4,226
IFRS 9 | Good | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93,759	85,032
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,101	22,660
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7	29
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	482	668
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,592	9,448
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,592	9,448
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,592	9,448
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	96,544	81,619
Financial assets and off-balance sheet loan commitments	341,861	312,735
IFRS 9 | Satisfactory | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	91,400	77,220
IFRS 9 | Satisfactory | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,144	4,399
IFRS 9 | Satisfactory | – stage 1 | Financial instruments not credit-impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	82,145	67,949
IFRS 9 | Satisfactory | – stage 1 | Financial instruments not credit-impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,351	3,625
IFRS 9 | Satisfactory | Lifetime expected credit losses | Financial instruments not credit-impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,255	9,271
IFRS 9 | Satisfactory | Lifetime expected credit losses | Financial instruments not credit-impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	793	774
IFRS 9 | Satisfactory | Lifetime expected credit losses | Financial instruments credit-impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | Financial instruments credit-impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | – POCI | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | – POCI | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	191,839	186,416
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,613	5,040
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,865	39,660
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	152,578	150,818
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,608	4,981
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48,121	38,977
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39,068	35,598
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5	59
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	744	683
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	193	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,572	7,768
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,572	7,768
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,015	7,290
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	557	478
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	10,632	10,393
Financial assets and off-balance sheet loan commitments	32,535	33,930
IFRS 9 | Sub-standard | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	10,073	9,670
IFRS 9 | Sub-standard | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	559	723
IFRS 9 | Sub-standard | – stage 1 | Financial instruments not credit-impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,681	4,547
IFRS 9 | Sub-standard | – stage 1 | Financial instruments not credit-impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	92	184
IFRS 9 | Sub-standard | Lifetime expected credit losses | Financial instruments not credit-impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,392	5,123
IFRS 9 | Sub-standard | Lifetime expected credit losses | Financial instruments not credit-impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	467	539
IFRS 9 | Sub-standard | Lifetime expected credit losses | Financial instruments credit-impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub-standard | Lifetime expected credit losses | Financial instruments credit-impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub-standard | Lifetime expected credit losses | – POCI | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub-standard | Lifetime expected credit losses | – POCI | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,455	22,906
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	109	134
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	339	497
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,922	4,767
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	87	117
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75	239
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,533	18,139
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22	17
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	264	258
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	286	380
IFRS 9 | Sub-standard | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	286	380
IFRS 9 | Sub-standard | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3	0
IFRS 9 | Sub-standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	283	380
IFRS 9 | Sub-standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub-standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	25,562	24,069
IFRS 9 | Credit impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	656	961
IFRS 9 | Credit impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	192	248
IFRS 9 | Credit impaired | – stage 1 | Financial instruments not credit-impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | – stage 1 | Financial instruments not credit-impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Financial instruments not credit-impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Financial instruments not credit-impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Financial instruments credit-impaired | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	652	958
IFRS 9 | Credit impaired | Lifetime expected credit losses | Financial instruments credit-impaired | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	192	248
IFRS 9 | Credit impaired | Lifetime expected credit losses | – POCI | – loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4	3
IFRS 9 | Credit impaired | Lifetime expected credit losses | – POCI | – financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,529	22,705
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	2
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	184	153
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | – stage 1 | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,389	22,615
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	2
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Financial instruments credit-impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	184	153
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Customers | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	140	90
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans And Advances To Banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments not credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Financial instruments credit-impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0